(Loss)/gain on disposals (Details) - USD ($) $ in Millions						12 Months Ended
		Dec. 02, 2015	Mar. 10, 2015	Nov. 04, 2014	Mar. 21, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Significant Acquisitions and Disposals [Line Items]
Book value on disposal						$ 16,409	$ 17,175
(Loss)/gain on disposals	[1]					(63)	632	$ 61
Disposal Group, Including Discontinued Operation, Property, Plant and Equipment, Current						5
Assets written off						(5)
Exploration and Production Equipment
Significant Acquisitions and Disposals [Line Items]
Book value on disposal						14,930	15,145	12
West Auriga
Significant Acquisitions and Disposals [Line Items]
(Loss)/gain on disposals					$ 440
West Auriga | Exploration and Production Equipment
Significant Acquisitions and Disposals [Line Items]
Net proceeds/recoverable amount						199
Book value on disposal						279
(Loss)/gain on disposals						(80)
West Auriga | Jack-up rigs
Significant Acquisitions and Disposals [Line Items]
Net proceeds/recoverable amount							466
Book value on disposal							26
(Loss)/gain on disposals							440
West Rigel | Exploration and Production Equipment
Significant Acquisitions and Disposals [Line Items]
Net proceeds/recoverable amount						128
Book value on disposal		$ 210				210
(Loss)/gain on disposals		$ (82)				(82)
West Vela
Significant Acquisitions and Disposals [Line Items]
(Loss)/gain on disposals				$ 191
West Vela | Exploration and Production Equipment
Significant Acquisitions and Disposals [Line Items]
Net proceeds/recoverable amount						235
Book value on disposal						312
(Loss)/gain on disposals						(77)
West Vela | Jack-up rigs
Significant Acquisitions and Disposals [Line Items]
Net proceeds/recoverable amount							536
Book value on disposal							344
(Loss)/gain on disposals							192
SeaMex Limited
Significant Acquisitions and Disposals [Line Items]
(Loss)/gain on disposals			$ 181
SeaMex Limited | Exploration and Production Equipment
Significant Acquisitions and Disposals [Line Items]
Net proceeds/recoverable amount						1,240
Book value on disposal						1,059
(Loss)/gain on disposals						181
Total | Exploration and Production Equipment
Significant Acquisitions and Disposals [Line Items]
Net proceeds/recoverable amount						1,802	1,002	73
Book value on disposal						1,865	370	12
(Loss)/gain on disposals						$ (63)	$ 632	$ 61

[1]	Includes transactions with related parties. Refer to Note 31.